Transactions in Foreign Currency	12 Months Ended
Dec. 31, 2024
Transactions in foreign currency [Abstract]
Transactions in foreign currency
5.	Transactions in foreign currency

Transactions in foreign currency take place at the open-market exchange rates published by the Superintendence of Banks, Insurance and Pension Funds Administration. As of December 31, 2024 the exchange rates for transactions in United States dollars, published by this institution, were S/3.758 for purchase and S/3.770 for sale (S/3.705 for purchase and S/3.713 for sale as of December 31, 2023).

As of December 31, 2024 and 2023, the Group had the following assets and liabilities in United States dollars:

	2024	2023
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,690	5,887
Trade and other receivables, net	4,800	3,259
	11,490	9,146

Liabilities
Trade and other payables	(14,636)	(19,082)
	(14,636)	(19,082)

Net monetary position	(3,146)	(9,936)

During 2024, the net loss originated by the exchange difference was approximately S/836,000 (the net gain from exchange difference amounted to S/4,933,000 during 2023). All these results are presented in the heading "Loss (profit) from exchange difference, net" in the consolidated statement of income.